AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 52.3%
Information Technology - 11.4%
Communications Equipment - 0.9%
Cisco Systems, Inc.	187,028	$8,474,239
F5 Networks, Inc. (a)	20,790	3,029,311

		11,503,550

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp./DE	34,725	4,689,611

IT Services - 2.4%
Automatic Data Processing, Inc.	36,575	6,246,278
Fidelity National Information Services, Inc.	42,099	5,815,977
PayPal Holdings, Inc. (a)	53,793	5,810,182
Visa, Inc.-Class A	70,739	13,052,053

		30,924,490

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.	24,867	7,863,194
Texas Instruments, Inc.	76,012	9,137,402
Xilinx, Inc.	59,902	5,557,708

		22,558,304

Software - 4.2%
Adobe, Inc. (a)	11,367	3,518,428
Check Point Software Technologies Ltd. (a)	48,757	5,747,475
Citrix Systems, Inc.	27,636	3,117,617
Microsoft Corp.	236,229	35,760,346
Oracle Corp.	134,513	7,551,560

		55,695,426

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	90,337	24,142,563

		149,513,944

Financials - 8.6%
Banks - 4.5%
Bank of America Corp.	464,245	15,468,643
Citigroup, Inc.	141,603	10,637,217
JPMorgan Chase & Co.	111,674	14,714,166
PNC Financial Services Group, Inc. (The)	30,721	4,706,765
Wells Fargo & Co.	252,264	13,738,298

		59,265,089

Capital Markets - 0.7%
Goldman Sachs Group, Inc. (The)	38,668	8,559,162

Consumer Finance - 0.4%
Synchrony Financial	153,018	5,724,403

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.-Class B (a)	65,531	14,436,479

Insurance - 1.9%
Everest Re Group Ltd.	16,539	4,486,369
Fidelity National Financial, Inc.	120,443	5,736,700
Progressive Corp. (The)	129,943	9,492,336

Company	Shares	U.S. $ Value
Reinsurance Group of America, Inc.-Class A	29,121	$4,818,361

		24,533,766

		112,518,899

Health Care - 7.9%
Biotechnology - 1.3%
Gilead Sciences, Inc.	111,545	7,500,286
Regeneron Pharmaceuticals, Inc. (a)	11,412	4,211,028
Vertex Pharmaceuticals, Inc. (a)	22,985	5,096,924

		16,808,238

Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	25,957	6,357,907
Medtronic PLC	60,602	6,750,457

		13,108,364

Health Care Providers & Services - 1.9%
Anthem, Inc.	29,575	8,537,120
UnitedHealth Group, Inc.	58,292	16,314,182

		24,851,302

Pharmaceuticals - 3.7%
Johnson & Johnson	66,240	9,107,338
Merck & Co., Inc.	105,857	9,228,613
Novo Nordisk A/S (Sponsored ADR)	79,200	4,447,080
Pfizer, Inc.	274,923	10,590,034
Roche Holding AG (Sponsored ADR)	258,336	9,964,019
Zoetis, Inc.	50,171	6,046,609

		49,383,693

		104,151,597

Communication Services - 6.6%
Diversified Telecommunication Services - 1.8%
Comcast Corp.-Class A	310,844	13,723,763
Verizon Communications, Inc.	156,805	9,445,933

		23,169,696

Entertainment - 1.0%
Electronic Arts, Inc. (a)	46,498	4,696,763
Walt Disney Co. (The)	56,816	8,612,169

		13,308,932

Interactive Media & Services - 3.8%
Alphabet, Inc.-Class C (a)	23,361	30,485,170
Facebook, Inc.-Class A (a)	97,112	19,581,664

		50,066,834

		86,545,462

Consumer Discretionary - 5.4%
Auto Components - 0.5%
Magna International, Inc.-Class A (United States)	125,574	6,909,082

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	69,406	$5,929,355

Internet & Direct Marketing Retail - 0.5%
Booking Holdings, Inc. (a)	3,681	7,008,734

Multiline Retail - 0.4%
Dollar General Corp.	34,600	5,444,656

Specialty Retail - 2.8%
AutoZone, Inc. (a)	7,036	8,287,845
Home Depot, Inc. (The)	57,827	12,751,432
Ross Stores, Inc.	59,692	6,933,226
TJX Cos., Inc. (The)	149,515	9,139,852

		37,112,355

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc.-Class B	91,307	8,536,291

		70,940,473

Consumer Staples - 3.6%
Beverages - 0.7%
PepsiCo, Inc.	70,660	9,597,748

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	21,810	6,538,856
US Foods Holding Corp. (a)	95,401	3,794,098
Walmart, Inc.	89,456	10,653,315

		20,986,269

Household Products - 0.8%
Procter & Gamble Co. (The)	88,646	10,820,131

Tobacco - 0.5%
Altria Group, Inc.	120,880	6,007,736

		47,411,884

Industrials - 3.1%
Aerospace & Defense - 1.0%
Boeing Co. (The)	17,581	6,437,811
Raytheon Co.	30,050	6,533,471

		12,971,282

Airlines - 0.6%
Delta Air Lines, Inc.	128,692	7,375,339

Electrical Equipment - 0.3%
Eaton Corp. PLC	42,682	3,948,085

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	55,915	9,983,623

Road & Rail - 0.4%
Norfolk Southern Corp.	30,657	5,932,129

		40,210,458

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	50,109	5,869,267
EOG Resources, Inc.	108,472	7,690,665

Company	Shares	U.S. $ Value
Phillips 66	46,423	$5,325,646
Royal Dutch Shell PLC (Sponsored ADR)	162,057	9,336,104

		28,221,682

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.6%
CubeSmart	129,796	4,002,909
Mid-America Apartment Communities, Inc.	74,097	10,085,343
Regency Centers Corp.	93,734	6,096,459

		20,184,711

Real Estate Management & Development - 0.5%
CBRE Group, Inc.-Class A (a)	122,420	6,980,388

		27,165,099

Utilities - 1.1%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	108,228	9,886,628
NextEra Energy, Inc.	18,788	4,393,010

		14,279,638

Materials - 0.3%
Chemicals - 0.3%
Westlake Chemical Corp.	65,812	4,519,968

Total Common Stocks (cost $534,041,380)		685,479,104

INVESTMENT COMPANIES - 47.3%
Funds and Investment Trusts - 47.3% (b)(c)
AB Discovery Growth Fund, Inc.-Class Z	2,613,932	31,863,832
AB Trust-AB Discovery Value Fund-Class Z	1,554,306	31,257,088
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	7,040,830	77,167,498
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	21,469,119	261,279,173
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	3,189,858	36,906,662
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z	1,329,205	36,499,971
Sanford C. Bernstein Fund, Inc.-International Portfolio-Class Z	8,745,024	145,604,657

Total Investment Companies (cost $633,284,753)		620,578,881

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.58% (b)(c)(d) (cost $3,543,103)	3,543,103	3,543,103

U.S. $ Value
Total Investments - 99.9% (cost $1,170,869,236) (e)	$1,309,601,088
Other assets less liabilities - 0.1%	723,522

Net Assets - 100.0%	$1,310,324,610

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $161,066,946 and gross unrealized depreciation of investments was $(22,335,094), resulting in net unrealized appreciation of $138,731,852.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Wealth Appreciation Strategy

November 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$685,479,104		$	– 0	–	$	– 0	–	$685,479,104
Investment Companies	620,578,881			– 0	–		– 0	–	620,578,881
Short-Term Investments	3,543,103			– 0	–		– 0	–	3,543,103

Total Investments in Securities	1,309,601,088			– 0	–		– 0	–	1,309,601,088
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,309,601,088		$	– 0	–	$	– 0	–	$1,309,601,088

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2019 is as follows:

															Distributions
Affiliated Issuer	Market Value 8/31/19 (000)		Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)		Market Value 11/30/19 (000)	Dividend Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.	$30,478		$	– 0	–	$	– 0	–	$	– 0	–	$1,386		$31,864	$	– 0	–	$	– 0	–
AB Trust-AB Discovery Value Fund Inc.	29,743			– 0	–		1,100			– 0	–	2,614		31,257		– 0	–		– 0	–
Bernstein Fund, Inc.-International Small Cap Portfolio	75,378			– 0	–		– 0	–		– 0	–	1,789		77,167		– 0	–		– 0	–
Bernstein Fund, Inc.-International Strategic Equities Portfolio	251,815			– 0	–		– 0	–		– 0	–	9,464		261,279		– 0	–		– 0	–
Bernstein Fund, Inc.-Small Cap Core Portfolio	33,976			– 0	–		250			– 0	–	3,181		36,907		– 0	–		– 0	–
Government Money Market Portfolio	– 0	–		44,384			40,841			– 0	–	– 0	–	3,543		15			– 0	–

Government Money Market Portfolio*	2,191	3,998		6,189			– 0	–	– 0	–	– 0	–	– 0	–		– 0	–
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio	142,222	– 0	–	6,842			– 0	–	10,225		145,605		– 0	–		– 0	–
Sanford C. Bernstein Fund, Inc.-International Portfolio	33,868	– 0	–	– 0	–		– 0	–	2,632		36,500		– 0	–		– 0	–

Total	$599,671	$48,382		$55,222		$	– 0	–	$31,291		$624,122		$15		$	– 0	–

*	Investments of cash collateral for securities lending transactions.